Performance Management - CCM Community Impact Bond Fund	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart illustrates the performance of the Fund’s Institutional Shares. The information shows the Fund’s performance from year to year and provides an indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information may be obtained at ccminvests.com or 1-877-272-1977.

Performance Past Does Not Indicate Future [Text]	As with all such investments, the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows the Fund’s performance from year to year and provides an indication of the risks of investing in the Fund.
Bar Chart [Heading]	YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2024*
Bar Chart Closing [Text Block]

*

The returns in the bar chart are for Institutional Shares. CRA Shares and Retail Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.

Best Quarter:	Q4	12/31/2023	5.39%
Worst Quarter:	Q1	3/31/2022	-4.20%

Year to date total return for the six months ended June 30, 2025 was 3.60%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/24
Performance Table Narrative

The table compares the Fund’s CRA Shares, Institutional Shares, and Retail Shares average annual total returns for the periods ended December 31, 2024 to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Availability Website Address [Text]	ccminvests.com
Performance Availability Phone [Text]	1-877-272-1977
Institutional Shares | CCM Community Impact Bond Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date total return
Bar Chart, Year to Date Return	3.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.39%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.20%)
Lowest Quarterly Return, Date	Mar. 31, 2022